MET INVESTORS SERIES TRUST

                    Cyclical Growth and Income ETF Portfolio
                          Cyclical Growth ETF Portfolio

                        SUPPLEMENT DATED JUNE 12, 2008 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

            This Supplement is made as of June 12, 2008 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

         The disclosure in the "Investment Advisory and Other
Services--Portfolio Management" section of the Trust's SAI regarding other accounts managed by the portfolio managers is amended as follows:


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

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                    Cyclical Growth and Income ETF Portfolio
                          Cyclical Growth ETF Portfolio
----------------------------------------------------------------------------------------------------------------------------
-------------- -------------------------------------------------------- ----------------------------------------------------
Portfolio      (a)(2) Number of other accounts managed within each      (a)(3) For each of the categories in (a)(2) Number
Manager's      category and the total assets in the accounts managed     of accounts and the total assets in the accounts
Name (as       within each category                                     with respect to which the advisory fee is based on
listed in                                                                         the performance of the account
Prospectus) (1)
-------------- -------------------------------------------------------- ----------------------------------------------------
-------------- ------------------ ------------------ ------------------ ---------------- ----------------- -----------------
                (A) Registered    (B) Other Pooled    (C) Other           Registered     Other Pooled     Other Accounts
                    Investment       Investment Vehicles Accounts         Investment     Investment
                    Companies                                             Companies      Vehicles
-------------- ------------------ ------------------ ------------------ ---------------- ----------------- -----------------
-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------
               Number    Total    Number    Total    Number    Total    Number    Total  Number     Total  Number    Total
               of        Assets   of        Assets   of        Assets   of        Assets of         Assets of        Assets
               Accounts           Accounts           Accounts           Accounts         Accounts          Accounts

-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------
-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------
Stuart         2         $452.8   0         $0       0         $0       0         $0     0          $0     0         $0
Freeman                  million
-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------
-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------
Sandra         2         $452.8   12        $87.5    1,921(2)  $1.4     0         $0     0          $0     0         $0
Pourcillie               million            million            billion
-------------- --------- -------- --------- -------- --------- -------- --------- ------ ---------- ------ --------- -------

(1) See Supplement to the Prospectuses dated June 12, 2008.

(2) Number of other accounts is approximate and includes individually managed wrap fee accounts.

         The disclosure in the "Investment Advisory and Other
Services--Portfolio Management" section of the Trust's SAI regarding potential conflicts of interest and compensation remains unchanged.

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